Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001533040
Registrant Name	Phio Pharmaceuticals Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES